CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Net sales	$ 19,166	$ 19,603	$ 22,935
Cost of sales	(12,424)	(14,033)	(17,007)
Gross profit	6,742	5,570	5,928
Selling, general and administrative expenses	(4,804)	(4,809)	(4,412)
Operating income	1,938	761	1,516
Non-operating income (expense):
Exchange (loss) gain, net	63	(19)	(21)
Interest income	16	8	10
Other income	5	11	2
Gain on disposal of property, plant and equipment	50
Total non-operating (expense) income	134		(9)
Income before income taxes	2,072	761	1,507
Income taxes (note 3)	(512)	(236)	(243)
Net income	1,560	525	1,264
Net (profit) loss attributable to non-controlling interests	(10)	2	(13)
Net income attributable to Highway Holdings Limited's shareholders	$ 1,550	$ 527	$ 1,251
Net income per share:
- basic (in dollars per share)	$ 0.41	$ 0.14	$ 0.33
- diluted (in dollars per share)	$ 0.41	$ 0.14	$ 0.33
Weighted average number of shares outstanding:
- basic (in shares)	3,801,874	3,801,874	3,801,874
- diluted (in shares)	3,801,874	3,801,874	3,801,874